Schedule of Intangibles (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [Line Items]
Balance	$ 17,310
Loan commitment fees related to Senior Credit Facility	0	$ 843
Software	12,997	16,467
Balance	12,997	17,310
Reclassification of loan commitment fees	(1,594)
Gross [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	59,952	55,111
Balance	42,922	59,952
Additions	1,414	1,789
Reclassification of loan commitment fees	(18,444)
Acquisition		3,000
Foreign exchange		52
Gross [Member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	17,081	17,081
Balance	0	17,081
Additions	1,363
Reclassification of loan commitment fees	(18,444)
Gross [Member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	39,871	38,030
Balance	39,922	39,871
Additions	51	1,789
Foreign exchange		52
Gross [Member] | Brand Names [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	3,000
Balance	3,000	3,000
Acquisition		3,000
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(42,642)	(35,536)
Balance	(29,925)	(42,642)
Reclassification of loan commitment fees	(16,850)
Foreign exchange		(76)
Amortization expense	(4,133)	(7,030)
Accumulated Amortization [member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(16,238)	(15,673)
Balance	0	(16,238)
Reclassification of loan commitment fees	(16,850)
Amortization expense	(612)	(565)
Accumulated Amortization [member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(23,404)	(19,863)
Balance	(26,925)	(23,404)
Foreign exchange		(76)
Amortization expense	(3,521)	(3,465)
Accumulated Amortization [member] | Brand Names [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(3,000)
Balance	$ (3,000)	(3,000)
Amortization expense		$ (3,000)